Variable Interest Entities and Joint Ventures (Details) - USD ($) $ in Millions				1 Months Ended
	Oct. 10, 2022	Nov. 22, 2020	Nov. 22, 2020	Oct. 19, 2022	Sep. 07, 2021	Mar. 24, 2019
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of convertible securities (in Shares)	11,496,868	423,053		11,496,868
One-time license amount paid					$ 50.0
The9 Limited [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage						50.00%
Conditional obligation						$ 5.0
Common Class A [Member] | The9 Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of convertible securities (in Shares)			423,053
The9 Limited [Member] | The9 Joint Venture [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage						50.00%
Conditional obligation						$ 5.0